Fair Value Of Financial Instruments (Summary Of Fair-Value Measurements Of Non-Financial Assets) (Detail) (Level 3 [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011
Land Under Development And Homes Completed And Under Construction [Member]
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Fair Value at Measurement Date	$ 94,751	[1],[2]
Impairment Charges	34,835	[1],[2]
Inventory Held For Future Development [Member]
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Fair Value at Measurement Date	74,146	[1],[3]
Impairment Charges	$ 93,479	[1],[3]

[1]	Amounts represent the aggregate fair values for communities where the Company recognized noncash inventory impairment charges during the year ended December 31, 2011.
[2]	In accordance with FASB ASC 360-10-35, inventory under this caption with a carrying value of $129.6 million was written down to its fair value of $94.8 million, resulting in total impairments of $34.8 million for the year ended December 31, 2011.
[3]	In accordance with FASB ASC 360-10-35, inventory under this caption with a carrying value of $167.6 million was written down to its fair value of $74.1 million, resulting in total impairments of $93.5 million for the year ended December 31, 2011.